Convertible Series A Preferred Stock	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Convertible Series A Preferred Stock

7.	CONVERTIBLE SERIES A PREFERRED STOCK

On February 14, 2017, the Company entered into a Securities Purchase Agreement with an unaffiliated, accredited investor for the sale and issuance of its Series A preferred stock. As part of the agreement, the investor agreed to purchase a total of 1,050,000 shares of Series A preferred stock valued at $1,050,000 in exchange for cash of $1,000,000, or a discount of $50,000, in various tranches.

The Series A preferred stock had the following rights and privileges:

●	25% redemption premium;
●	Senior rights in terms preference as to dividends, distributions, and payments upon the liquidation, dissolution, and winding up of the Company;
●	Accrued dividends at a rate of 5% per annum;
●	Mandatorily redeemable at an installment basis starting August 13, 2017 in the amount of $63,000 plus accrued interest. The Company had the option to redeem the Series A preferred stock shares in cash or in shares of Common Stock based upon the Company’s 5-day Volume Weighted Average Price (“VWAP”).

The Company considered the guidance of ASC 480-10, Distinguishing Liabilities From Equity to determine the appropriate treatment of the Series A preferred stock shares. Pursuant to ASC 480-10, the Company determined that the Series A preferred stock shares was an obligation to be settled, at the option of the Company, in cash or in variable number of shares of Common Stock with a fixed monetary value that should be recorded as a liability under ASC 480-10.

During the year ended December 31, 2017, the Company issued 630,000 Series A preferred stock shares in exchange for cash of $555,000 and a discount of $75,000. Subsequent to the issuance of the Series A preferred stock shares, the Company redeemed the entire Series A preferred stock shares totaling $630,000 in exchange for 190,800 shares of Common Stock with a fair value of $304,000 and cash payments totaling $543,000, for a total redemption price of $847,000. As a result of this redemption, the Company recognized interest expense of $217,000 to account for the 25% redemption premium of $158,000, the excess of the fair value of the Common Stock shares issued over the Series A preferred stock shares of $46,000 and the 5% interest due of $14,000. In addition, the Company also amortized the entire $75,000 discount to interest expense. As of December 31, 2017, all of the Series A preferred stock shares were fully redeemed, and no shares remained outstanding.